Note 31 - Non Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2017
Non Controlling interests
Non controling interest explanatory
Non-Controlling Interests (Millions of euros)
	2017	2016	2015
BBVA Colombia Group	65	67	58
BBVA Chile Group	399	377	314
BBVA Banco Continental Group	1,059	1,059	913
BBVA Banco Provincial Group	78	97	100
BBVA Banco Francés Group	420	243	220
Garanti Group	4,903	6,157	6,302
Other entities	55	64	86
Total	6,979	8,064	7,992

profit atributable to Non controling interest
Profit attributable to Non-Controlling Interests (Millions of euros)
	2017	2016	2015
BBVA Colombia Group	7	9	11
BBVA Chile Group	51	40	42
BBVA Banco Continental Group	208	193	211
BBVA Banco Provincial Group	(2)	(2)	-
BBVA Banco Francés Group	93	55	76
Garanti Group	883	917	316
Other entities	4	8	30
Total	1,244	1,218	686